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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended September 30, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Form 13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Stephen F. Kendall            Chief Operating Officer           (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                               /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      Chicago, IL               October 23, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
                                         -------------

Form 13F Information Table Entry Total:  73
                                         -------------

Form 13F Information Table Value Total: $1,381,508,854
                                        --------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group, Inc.               ------------- ---------------------
   ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

AARON RENTS, INC.       COMMON       002535201  12,188,710    581,800              X            1            0      479,050  102,750
AIRGAS INC              COMMON       009363102  31,643,600  1,777,700              X            1            0    1,407,800  306,900
ALBANY INTERNATIONAL    COMMON       012348108  23,669,700    767,500              X            1            0      635,300  132,200
AMB PROPERTY CORP       COMMON       00163T109  16,113,630    523,000              X            1            0      464,400   58,600
APRIA HEALTHCARE GROU   COMMON       037933108  16,490,074    602,300              X            1            0      497,400  104,900
BANK HAWAII CORP        COMMON       062540109  19,583,856    583,200              X            1            0      482,700  100,500
BEARINGPOINT INC        COMMON       074002106  22,377,516  2,804,200              X            1            0    2,319,700  484,500
BORDERS GROUP INC       COMMON       099709107  21,262,296  1,123,800              X            1            0      929,100  194,700
BRANDYWINE REALTY TRU   COMMON       105368203  13,638,821    530,900              X            1            0      471,200   59,700
CCC INFOMTN SVS GRP     COMMON       12487Q109   2,244,482    133,919              X            1            0      110,286   23,633
CERIDIAN CORP           COMMON       156779100  19,053,846  1,023,300              X            1            0      846,500  176,800
COMMERCE BANCSHARES I   COMMON       200525103  36,507,502    834,457              X            1            0      690,097  144,361
CRANE CO                COMMON       224399105  17,735,416    757,600              X            1            0      625,400  132,200
CURTIS WRIGHT CORP C    COMMON       2315611101 15,465,780    219,000              X            1            0      181,300   37,700
DAVITA INC COM          COMMON       23918K108  32,071,908  1,007,600              X            1            0      833,600  174,000
DEL MONTE FOODS CO.     COMMON       24522P103  18,345,002  2,106,200              X            1            0    1,744,400  361,800
DELPHI FINANCIAL GROU   COMMON       247131105  31,638,624    628,108              X            1            0      563,300  116,808
DIRECT GENERAL          COMMON       25456W20   14,390,280    574,004              X            1            0      473,503  100,501
ELECTRONICS FOR IMAGI   COMMON       286082102  17,161,291    735,589              X            1            0      607,147  128,442
FAIRCHILD SEMICONDUCT   COMMON       303726103  22,232,122  1,340,900              X            1            0    1,106,000  234,900
FIRST NIAGARA FINANCI   COMMON       33582V108  17,133,074  1,135,393              X            1            0      936,559  198,833
FLOWSERVE CORP          COMMON       34354P105  19,043,430    938,100              X            1            0      780,000  158,100
FURNITURE BRANDS INTE   COMMON       360921100  29,814,110  1,237,100              X            1            0    1,023,900  213,200
GENESEE & WYO INC       COMMON       371559105  13,403,263    565,300              X            1            0      466,100   99,200
GRAFTEC INTL LTD COM    COMMON       384313102  17,352,800  2,169,100              X            1            0    1,790,300  378,800
HANCOCK FABRICS INC C   COMMON       409900107  13,250,466    839,700              X            1            0      695,400  144,300
HCC INSURANCE HLDGS I   COMMON       404132102  12,396,804    426,300              X            1            0      350,600   75,700
HEALTH NET INC COM      COMMON       42222G108  34,285,942  1,082,600              X            1            0      894,600  188,000
HUGHES SUPPLY INC.      COMMON       444482103  15,095,740    465,200              X            1            0      383,700   81,500
IDEX CORP.              COMMON       45167R104  20,165,896    553,400              X            1            0      458,100   95,300
INFINITY PPTY & CAS C   COMMON       45665Q103  19,302,603    686,681              X            1            0      568,340  118,341
INTEGRATED ELECTRICAL   COMMON       35811E103   3,368,580    488,200              X            1            0      401,700   86,500
INTERPOOL, INC.         COMMON       46062R108  14,689,703    923,300              X            1            0      756,800  166,500
IPC HLDGS LTD           COMMON       G4933P101  19,997,328    570,700              X            1            0      471,100   99,600
ISTAR FINL INC          COMMON       45031U101  42,439,920  1,089,600              X            1            0      901,800  187,800
JACUZZI BRANDS INC CO   COMMON       469865109  18,480,340  2,980,700              X            1            0    2,463,400  517,300
JLG INDS INC COM        COMMON       466210101  12,433,536  1,079,300              X            1            0      890,000  189,300
JOURNAL COMMUNICATION   COMMON       481130102  13,524,660    817,200              X            1            0      673,200  144,000
KEMET CORP              COMMON       488360108  17,555,720  1,378,000              X            1            0    1,142,500  235,500
KENNAMETAL INC.         COMMON       489170100  19,612,560    524,400              X            1            0      433,900   90,500
KEY ENERGY SVCS INC C   COMMON       492914106  15,751,695  1,632,300              X            1            0    1,347,200  285,100
MCG CAP CORP            COMMON       58047P107  17,810,988  1,141,730              X            1            0      942,444  199,286
METTLER-TOLEDO INTL I   COMMON       592688105  17,629,880    490,400              X            1            0      404,700   85,700
MICHAELS STORES INC.    COMMON       594087108  10,251,140    251,500              X            1            0      207,100   44,400
MINERALS TECHNOLOGIES   COMMON       603158106  28,402,200    558,000              X            1            0      461,600   96,400
MONACO COACH CORP.      COMMON       60886R103  18,658,470  1,127,400              X            1            0      932,950  194,450
MOORE WALLACE INC       COMMON       615857109  13,315,340    937,700              X            1            0      776,100  161,600
MSC INDUSTRIAL DIRECT   COMMON       553530106  19,400,925    930,500              X            1            0      767,100  163,400
NEWFIELD EXPLORATION    COMMON       651290108  18,324,607    475,100              X            1            0      393,500   81,600
PARK ELECTROCHEMICAL    COMMON       700416209  15,265,250    671,000              X            1            0      553,800  117,200
PIER 1 IMPORTS, INC.    COMMON       720279108  17,643,080    917,000              X            1            0      756,100  160,900
POLARIS INDUSTRIES IN   COMMON       731068102  23,231,195    313,300              X            1            0      259,200   54,100
PROQUEST CO COM         COMMON       74346P102  20,708,620    787,400              X            1            0      651,800  135,600
PROVIDENT FINL GROUP    COMMON       743866105  22,113,362    790,610              X            1            0      655,010  135,600
REINSURANCE GROUP OF    COMMON       759351109  19,413,300    476,400              X            1            0      393,200   83,200
RELIANCE STEEL & ALUM   COMMON       759509102  12,033,637    542,300              X            1            0      447,800   94,500
REMINGTON OIL & GAS C   COMMON       759594302  12,643,290    696,600              X            1            0      575,300  121,300
RUBY TUESDAY INC.       COMMON       781182100  20,575,474    853,400              X            1            0      705,500  147,900
RYDER SYS INC COM       COMMON       783549108  14,278,840    487,000              X            1            0      401,800   85,200
SCHOOL SPECIALTY INC.   COMMON       807863105  28,360,359  1,005,330              X            1            0      832,024  173,306
SCOTTISH ANNUITY & LI   COMMON       G7885T104  29,540,280  1,223,200              X            1            0    1,012,600  210,600
SCOTTS CO               COMMON       810186106  21,956,580    401,400              X            1            0      331,600   69,800
SELECTIVE INSURANCE G   COMMON       816300107  19,635,936    658,703              X            1            0      545,995  112,708
SENSIENT TECHNOLOGIES   COMMON       81725T100  14,156,100    674,100              X            1            0      558,000  116,100
SPARTECH CORP.          COMMON       847220209  17,287,080    811,600              X            1            0      669,900  141,700
STAGE STORES INC        COMMON       85254C305  11,603,253    456,821              X            1            0      376,039   80,872
TECH DATA CORP.         COMMON       878237106  18,661,165    604,900              X            1            0      500,800  104,100
TORO CO. (THE)          COMMON       891092108  21,213,000    471,400              X            1            0      389,000   82,400
TRIAD GTY INC COM       COMMON       895925105  11,245,602    229,128              X            1            0      189,033   40,095
US I HLDGS CORP COM     COMMON       90333H101  20,359,440  1,564,907              X            1            0    1,293,101  271,806
UNITED STATIONERS INC   COMMON       913004107  14,951,623    396,700              X            1            0      327,200   69,500
WERNER ENTERPRISES IN   COMMON       950755108  16,646,084    906,255              X            1            0      749,544  156,710
YORK INTL CORP NEW CO   COMMON       986670107  21,279,768    615,200              X            1            0      508,200  107,000